Note 15 - Concentrations	3 Months Ended
Jun. 30, 2021
Notes to Financial Statements
Concentration Risk Disclosure [Text Block]

Note 15 – Concentrations

For the year ended March 31, 2021, there were three customers that accounted for 18.4%, 16.7%, and 13.3% of total revenue classified as discontinued operations. As of March 31, 2021, two customers accounted for 26% and 13% of  accounts receivable classified as discontinued operations. We held cash in excess of FDIC limits of $513,901 as of March 31, 2021. All of the Company's sales classified as discontinued operations for the year ended  March 31, 2021 were located in the State of Nevada. Of the Company's total sales classified as discontinued operations of $3,120,620 during the year ended March 31, 2020, $3,120,620, or 85%, were in the State of Nevada and $569,077, or 15%, were part of discontinued operations in the State of Louisiana.